SUMMARY OF OUTSTANDING WARRANTS (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Class J Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants	130,333
Warrant Term	July 2029
Exercise Price | $ / shares	$ 13.44
Exercisable	130,333
Class K Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants	130,333
Warrant Term	July 2029
Exercise Price | $ / shares	$ 22.4
Exercisable	130,333